Liquidity (Details)	6 Months Ended
	Jun. 30, 2025 SGD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 SGD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 SGD ($)
Liquidity [Line Items]
Cash balances	$ 2,933,523			$ 2,306,410	$ 3,373,424
Current assets	8,724,716			6,859,592	10,731,442
Current liabilities	2,650,500			2,083,891	4,002,580
Net loss	(508,113)	$ (399,492)	$ 247,424
Loans and borrowings	$ 689,099			$ 541,787	$ 835,800
Minimum [Member]
Liquidity [Line Items]
Annual interest rates	4.88%			4.88%
Repayment periods	1 year	1 year
Maximum [Member]
Liquidity [Line Items]
Annual interest rates	8.80%			8.80%
Repayment periods	5 years	5 years